WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.5%
Alabama - 1.4%
Black Belt Energy Gas District, AL, Gas Supply
Revenue, Series A	4.000%	12/1/23	$5,000,000	$5,480,800	(a)(b)
Southeast Alabama Gas Supply District, Gas
Supply Revenue:
LIBOR, Project #2, Series B	0.949%	6/1/24	1,500,000	1,494,600	(a)(b)
SIFMA Index, Project #1, Series C, (SIFMA Municipal Swap Index Yield + 0.650%)	0.760%	4/1/24	5,000,000	5,008,650	(a)(b)

Total Alabama				11,984,050

Alaska - 0.4%
Borough of North Slope, AK, GO, Series A	5.000%	6/30/24	3,525,000	3,617,637

Arizona - 3.9%
Arizona IDA Revenue:
Lincoln South Beltway Project, Series 2020	5.000%	2/1/23	2,250,000	2,461,972
Lincoln South Beltway Project, Series 2020	5.000%	8/1/23	2,500,000	2,788,625
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	4,510,000	4,763,597	(a)(b)(c)
Intel Corp. Project	5.000%	6/3/24	4,380,000	5,035,905	(a)(b)(c)
Glendale, AZ, Transportation Excise Tax Revenue, Refunding, AGM	5.000%	7/1/28	5,180,000	6,244,335
Maricopa County, AZ, IDA:
Banner Health Obligation, Series B, Refunding	0.490%	10/18/22	2,435,000	2,430,593	(a)(b)
Solid Waste Disposal Revenue, Waste Management Inc. Project	3.375%	6/3/24	4,965,000	5,033,567	(a)(b)(c)
State of Arizona Lottery Revenue, Refunding	5.000%	7/1/23	3,500,000	3,929,835

Total Arizona				32,688,429

California - 1.8%
Anaheim, CA Public Financing Authority Revenue, Series C, AGM	0.000%	9/1/23	5,350,000	5,219,834
California State Infrastructure & Economic Development Bank Revenue, California Academy of Sciences, Refunding (1 mo. LIBOR x 0.700 + 0.380%)	0.480%	8/1/21	1,750,000	1,749,895	(a)(b)
California State MFA Revenue:
Senior Lien, Linxs APM Project	5.000%	6/30/26	300,000	360,660	(c)
Waste Management Inc. Project, Series A	1.300%	2/3/25	1,600,000	1,636,048	(a)(b)(d)
Grossmont, CA, Union High School District, GO, AGM	0.000%	8/1/28	1,445,000	1,335,498

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report	1

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Long Beach, CA, Harbor Revenue, Series B, Refunding	5.000%	5/15/23	$2,000,000	$2,215,960	(c)
Stockton, CA, PFA Wastewater Revenue, BAN, Series 2019	1.400%	6/1/22	750,000	752,265
Tobacco Securitization Authority of Southern California Revenue:
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/21	1,000,000	1,023,690
Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/23	700,000	780,486

Total California				15,074,336

Colorado - 2.8%
Adams and Arapahoe Counties, CO, Joint School District #28, GO, State Aid Withholding, Joint Refunding	5.000%	12/1/26	6,135,000	6,710,095
City & County of Denver, CO, Airport System Revenue:
Series A	5.000%	11/15/24	6,250,000	6,764,062	(c)
Series D	5.000%	11/15/22	2,500,000	2,726,550	(a)(b)
Subordinated Series A	5.500%	11/15/27	2,480,000	2,800,515	(c)
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-1, Refunding	5.000%	8/1/25	3,750,000	4,371,863	(a)(b)

Total Colorado				23,373,085

Connecticut - 7.4%
Bridgeport, CT, GO:
Series D, AGM, Prerefunded	5.000%	8/15/21	285,000	294,602	(e)
Series D, AGM, Prerefunded	5.000%	8/15/22	355,000	383,759	(e)
Series D, AGM, Unrefunded	5.000%	8/15/21	715,000	737,587
Series D, AGM, Unrefunded	5.000%	8/15/22	885,000	950,074
Connecticut State Health & Educational Facilities Authority Revenue, Series B, Refunding	5.000%	7/1/29	4,240,000	5,786,158
Connecticut State, GO:
Series A	1.010%	3/1/23	1,600,000	1,613,184	(b)
Series A	1.060%	3/1/24	2,215,000	2,236,020	(b)
Series A	5.000%	1/15/27	85,000	106,975
Series B	5.000%	4/15/25	2,500,000	2,659,825

See Notes to Schedule of Investments.

2	Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Series C	5.000%	6/15/23	$855,000	$955,916
Series E	5.000%	9/15/23	4,500,000	4,876,515
Series E	5.000%	9/15/26	4,600,000	4,974,394
Series E	5.000%	8/1/28	5,065,000	6,046,901
SIFMA Index, Series B, (SIFMA Municipal Swap Index Yield + 1.050%)	1.160%	3/1/23	4,325,000	4,375,083	(b)
Connecticut State, Special Tax Revenue:
Series A, Transportation Infrastructure Purpose	5.000%	9/1/29	5,180,000	6,371,348
Series A, Transportation Infrastructure Purpose	5.000%	9/1/31	8,000,000	9,247,840
Series B, Transportation Infrastructure Purpose	5.000%	1/1/24	3,345,000	3,669,231
Series B, Transportation Infrastructure Purpose	5.000%	1/1/25	5,440,000	5,963,709
New Haven, CT, GO, Series A, AGM	5.000%	8/1/25	1,200,000	1,409,004

Total Connecticut				62,658,125

Delaware - 0.1%
Delaware State EDA Revenue, Delmarva Power & Light Co. Project, Series A, Refunding	1.050%	7/1/25	1,000,000	1,017,020	(a)(b)

Florida - 2.7%
Broward County, FL, Airport System Revenue, Series P-1, Refunding	5.000%	10/1/23	1,275,000	1,372,397	(c)
Broward County, FL, Port Facilities Revenue:
Series B	5.000%	9/1/22	2,010,000	2,079,064	(c)(f)
Series B	5.000%	9/1/22	990,000	1,017,581	(c)
Central Florida Expressway Authority Revenue, Senior Lien, Series B, Refunding	5.000%	7/1/33	2,895,000	3,534,824
Jacksonville, FL, Revenue:
Series 2012, Sales Tax Refunding	5.000%	10/1/27	3,990,000	4,308,482
Series 2014, Refunding	5.000%	10/1/27	1,000,000	1,168,050
Series B, Refunding	5.000%	10/1/23	2,945,000	3,316,070
Series B, Refunding	5.000%	10/1/24	2,235,000	2,614,302
Okeechobee County, FL, Disposal Waste Management Landfill	1.550%	7/1/21	2,200,000	2,215,554	(a)(b)
Saint Johns County, FL, School Board, COP, Refunding	5.000%	7/1/21	1,500,000	1,540,950

Total Florida				23,167,274

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report	3

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 0.8%
Burke County, GA, Development Authority, PCR, Georgia Power Co. Plant Vogtle Project	2.350%	12/11/20	$3,925,000	$3,926,806	(a)(b)
Georgia State, Municipal Gas Authority Revenue, Gas Portfolio III Project, Series S, Refunding	5.000%	10/1/23	2,050,000	2,220,601
Monroe County, GA, Development Authority, PCR, Georgia Power Co. Plant Scherer Project	2.250%	7/1/25	1,000,000	1,030,870

Total Georgia				7,178,277

Hawaii - 1.1%
Hawaii State Airports System Revenue:
Refunding	5.000%	7/1/23	5,500,000	5,653,395	(c)
Refunding	5.000%	7/1/24	3,905,000	4,013,910	(c)(f)

Total Hawaii				9,667,305

Illinois - 10.0%
Chicago, IL, O’Hare International Airport Revenue:
General, Senior Lien, Series A, Refunding	5.000%	1/1/25	4,000,000	4,199,960	(c)(f)
General, Senior Lien, Series B, Refunding	5.000%	1/1/25	3,000,000	3,149,970	(c)(f)
General, Senior Lien, Series B, Refunding	5.000%	1/1/26	5,110,000	5,586,252
General, Senior Lien, Series D, Refunding	5.000%	1/1/22	1,600,000	1,676,240	(c)
Series C	5.000%	1/1/23	1,035,000	1,126,939	(c)
Chicago, IL, Park District, GO:
Limited Tax, Series B, Refunding	5.000%	1/1/25	3,490,000	3,868,386
Series C, Refunding	5.000%	1/1/24	2,750,000	2,858,955
Chicago, IL, Waterworks Revenue:
Second Lien, Refunding	5.000%	11/1/21	1,230,000	1,278,782
Second Lien, Refunding	5.000%	11/1/21	1,425,000	1,481,515
Illinois State Finance Authority Revenue:
Series 2019, Refunding	0.601%	9/1/22	4,730,000	4,706,066	(a)(b)
Series B	5.000%	11/15/26	4,500,000	5,473,575	(a)(b)
Illinois State, GO:
Series 2012, Refunding	5.000%	8/1/24	2,515,000	2,620,253
Series 2016	5.000%	11/1/23	2,905,000	3,110,093
Series D	5.000%	11/1/21	21,550,000	21,984,232
Series D	5.000%	11/1/27	3,090,000	3,409,290
Regional Transportation Authority, GO, Series A, NATL	5.500%	7/1/22	1,500,000	1,612,725
Sales Tax Securitization Corp.:
Second Lien, Series A	5.000%	1/1/25	2,025,000	2,318,159
Series A	5.000%	1/1/26	6,525,000	7,683,775

See Notes to Schedule of Investments.

4	Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
University of Illinois Revenue:
Auxiliary Facilities System, Series A, Refunding	5.000%	4/1/23	$4,000,000	$4,387,280
Auxiliary Facilities System, Series C, Refunding	5.000%	4/1/26	2,060,000	2,126,600

Total Illinois				84,659,047

Indiana - 4.6%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	1,320,000	1,408,559	(a)(b)
Indiana State Municipal Power Agency Revenue, Series A, Refunding	5.000%	1/1/32	2,535,000	2,945,898
Indianapolis, IN, Department of Public Utilities Gas Utility Revenue, Second Lien, Series A, Refunding	5.000%	8/15/24	2,000,000	2,344,360
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/26	2,800,000	3,350,452	(c)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project	5.000%	11/1/22	6,000,000	6,510,000	(a)(b)(c)
BP Products North America Inc. Project, Refunding	5.000%	6/5/26	18,660,000	22,650,441	(a)(b)(c)

Total Indiana				39,209,710

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	625,000	638,206

Kansas - 1.9%
Kansas State Department of Transportation Highway Revenue:
Series C-2	0.453%	9/1/22	2,750,000	2,748,515	(b)
Series C-3	0.503%	9/1/23	13,750,000	13,747,250	(b)

Total Kansas				16,495,765

Kentucky - 5.1%
Ashland, KY:
Ashland Hospital Corp., Refunding	5.000%	2/1/23	600,000	642,624
Ashland Hospital Corp., Refunding	5.000%	2/1/24	575,000	633,092
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, Refunding	1.200%	6/1/21	5,250,000	5,262,495	(a)(b)(c)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report	5

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Kentucky Asset Liability Commission:
Series B, NATL	0.664%	11/1/21	$3,440,000	$3,427,444	(b)
Series B, NATL	0.694%	11/1/25	1,180,000	1,162,536	(b)
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	2,000,000	2,332,060	(a)(b)
Series C	4.000%	6/1/25	15,200,000	17,304,744	(a)(b)
Louisville & Jefferson County, KY, Metropolitan Government, PCR, Series A	1.850%	4/1/21	2,500,000	2,509,225	(a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series C	5.000%	10/1/26	2,000,000	2,443,040	(a)(b)
Mercer County, KY, Kentucky Utilities Co. Project, Series A	1.300%	5/1/23	6,900,000	7,047,315	(c)

Total Kentucky				42,764,575

Louisiana - 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	4,000,000	4,005,680	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series C	1.650%	12/1/23	3,450,000	3,463,628	(a)(b)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.125%	7/1/24	1,750,000	1,782,445	(a)(b)
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	1,400,000	1,430,352	(a)(b)

Total Louisiana				10,682,105

Maryland - 1.1%
Maryland State, GO, Series B, Refunding	5.000%	8/1/27	7,500,000	9,753,600

Massachusetts - 1.0%
Massachusetts State DFA Revenue, Wellforce Issue, Series A	5.000%	7/1/22	400,000	424,632
Massachusetts State Port Authority Revenue:
Series C	5.000%	7/1/25	3,935,000	4,709,880	(c)
Series C	5.000%	7/1/26	2,575,000	3,172,477	(c)

Total Massachusetts				8,306,989

Michigan - 1.0%
Avondale School District, MI, GO, Series A, Refunding	5.000%	5/1/27	2,000,000	2,563,980

See Notes to Schedule of Investments.

6	Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Finance Authority Revenue, Series A-2, State Aid Withholding	4.000%	8/20/21	$1,000,000	$1,027,380
Wayne County, MI, Airport Authority Airport Revenue, Series A, Refunding	5.000%	12/1/22	4,645,000	4,838,371	(c)

Total Michigan				8,429,731

Mississippi - 0.1%
Mississippi State Development Bank Revenue, Jackson Infrastructure Project	5.000%	9/1/25	500,000	595,185

Montana - 0.2%
Montana State Board of Regents Higher Education Revenue, Montana State University, Series F, Refunding	0.560%	9/1/23	1,800,000	1,802,052	(a)(b)

Nebraska - 0.7%
Nebraska Public Power District Revenue, Series A	0.600%	7/1/23	5,000,000	5,017,100	(a)
Washington County, NE, Wastewater and Solid Waste Disposal Facilities Revenue, Cargill Incorporated Project, Refunding	0.900%	9/1/25	1,200,000	1,208,364	(a)(b)(c)

Total Nebraska				6,225,464

Nevada - 0.4%
Sparks, NV:
Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.500%	6/15/24	1,075,000	1,075,204	(d)
Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	2,750,000	2,733,308	(d)

Total Nevada				3,808,512

New Jersey - 7.6%
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/27	5,450,000	6,686,224
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,401,020	(a)(c)
School Facilities Construction, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.550%)	1.660%	9/1/27	1,600,000	1,569,664	(b)
School Facilities Construction, Series GG, Refunding	5.250%	9/1/26	4,430,000	4,481,432
School Facilities Construction, Series NN, Refunding	5.000%	3/1/22	1,955,000	2,055,917

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report	7

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Transportation Trust Fund Authority Revenue:
Series AA	5.000%	6/15/26	$5,645,000	$6,151,639
Transportation Program Notes, Series BB-2, (SIFMA Municipal Swap Index Yield + 1.200%)	1.310%	12/15/21	15,950,000	15,965,152	(a)(b)
Transportation System, Series A, AGM, Refunding	5.250%	12/15/23	3,500,000	3,979,360
Transportation System, Series A, Refunding	5.000%	12/15/23	1,970,000	2,209,690
New Jersey State Turnpike Authority Revenue:
Series C-4, Refunding	0.803%	1/1/24	4,000,000	3,997,680	(b)
Series D-1, Refunding	0.803%	1/1/24	12,250,000	12,242,895	(b)
Series D-3, Refunding	0.703%	1/1/23	2,500,000	2,494,750	(b)
Township of Florence, NJ, Series A	1.750%	1/15/21	250,450	250,933

Total New Jersey				64,486,356

New Mexico - 1.0%
Farmington, NM, PCR:
Public Service Co. of New Mexico, Refunding	1.875%	10/1/21	5,390,000	5,442,768	(a)(b)
Public Service Co. of New Mexico, Refunding	1.100%	6/1/23	3,000,000	3,033,690	(a)(b)

Total New Mexico				8,476,458

New York - 8.0%
Long Island, NY, Power Authority Electric System Revenue:
LIBOR Floating Rate, Series C, Refunding, (0.700 x 1 mo. USD LIBOR + 0.750%)	0.853%	10/1/23	4,000,000	4,005,400	(a)(b)
LIBOR Floating Rate, Series C, Refunding, (0.700 x 1 mo. USD LIBOR + 0.750%)	0.853%	10/1/23	4,500,000	4,506,075	(a)(b)
Series B, Refunding	1.650%	9/1/24	3,125,000	3,222,594	(a)(b)
Series B, Refunding	0.850%	9/1/25	6,400,000	6,449,472	(a)(b)
MTA, NY, Transportation Revenue:
Series B-2A, BAN	5.000%	5/15/21	1,255,000	1,269,244
Subseries D-2, (SIFMA Municipal Swap Index Yield + 0.450%)	0.560%	11/15/22	5,500,000	5,306,730	(a)(b)
New York City, NY, TFA Revenue Future Tax Secured, Subordinated, Series A	5.000%	11/1/26	2,000,000	2,515,100
New York City, NY, Transportation Development Corp. Revenue:
John F. Kennedy International Airport Project, Series A	5.000%	12/1/23	750,000	834,960	(c)(g)

See Notes to Schedule of Investments.

8	Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
John F. Kennedy International Airport Project, Series A	5.000%	12/1/24	$1,250,000	$1,429,038	(c)(g)
New York State Thruway Authority Revenue:
Series K, Refunding	5.000%	1/1/28	4,600,000	5,393,914
Series K, Refunding	5.000%	1/1/30	2,095,000	2,451,045
Port Authority of New York & New Jersey Revenue:
Consolidated Series 169	5.000%	10/15/24	5,985,000	6,214,585	(c)
Consolidated Series 177	5.000%	7/15/22	2,825,000	3,037,412	(c)
Consolidated Series 195	5.000%	10/1/21	4,475,000	4,648,182	(c)
Consolidated Series 195	5.000%	10/1/25	3,260,000	3,932,179	(c)
Consolidated Series 207	5.000%	9/15/25	10,180,000	12,260,385	(c)

Total New York				67,476,315

North Carolina - 1.7%
North Carolina State HFA Revenue, Series A, Refunding	2.000%	1/1/22	1,795,000	1,823,756	(c)
North Carolina State Turnpike Authority Revenue:
Anticipation Notes	5.000%	2/1/24	6,000,000	6,794,640
Senior Lien, Refunding	5.000%	1/1/22	1,100,000	1,151,678
Senior Lien, Refunding	5.000%	1/1/23	800,000	870,896
Senior Lien, Refunding	5.000%	1/1/25	500,000	583,655
University of North Carolina at Chapel Hill, General Revenue, Series A, Refunding	0.449%	12/1/21	3,000,000	3,000,090	(a)(b)

Total North Carolina				14,224,715

Ohio - 0.9%
American Municipal Power Inc., OH, Revenue, Prairie State Energy Campus Project, Series A, Refunding	2.300%	2/15/22	600,000	606,072	(a)(b)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series D, Refunding	2.100%	10/1/24	3,500,000	3,647,210	(a)(b)(c)
Ohio State Higher Educational Facility Revenue, Series A, Refunding	0.523%	4/1/22	1,250,000	1,249,425	(a)(b)
Ohio State Water Development Authority Revenue, Waste Management Inc. Project	1.550%	7/1/21	1,800,000	1,807,272

Total Ohio				7,309,979

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report	9

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - 1.5%
Oklahoma State Development Finance Authority Revenue, Gilcrease Expressway West Project, Series A	1.625%	7/6/23	$12,880,000	$12,870,211	(c)

Pennsylvania - 6.7%
Commonwealth of Pennsylvania:
GO	5.000%	9/15/28	1,775,000	2,214,916
GO, Refunding	5.000%	8/15/25	4,485,000	5,453,625
GO, Series D	3.250%	8/15/26	5,175,000	5,778,974
General Authority of Southcentral Pennsylvania, Series B	0.710%	6/1/24	1,500,000	1,505,310	(a)(b)
Lehigh County, PA, IDA Revenue:
PPL Electric Utilities Corp., Refunding	1.800%	8/15/22	3,550,000	3,591,073	(a)(b)
PPL Electric Utilities Corp., Refunding	1.800%	9/1/22	8,825,000	8,921,457	(a)(b)
Pennsylvania State Economic Development Financing Authority:
Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility Project	3.000%	1/1/24	865,000	913,968
Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility Project	4.000%	1/1/26	1,220,000	1,383,395
Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,200,000	1,260,984	(a)(b)(c)
Solid Waste Disposal Revenue, Waste Management Inc. Project, Series A	1.750%	8/1/24	3,250,000	3,363,783	(a)(b)(c)
Waste Management Inc. Project, Series A	2.625%	11/1/21	500,000	508,060	(c)
Pennsylvania State Turnpike Commission Revenue:
Series A-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.600%)	0.710%	12/1/23	2,000,000	2,011,700	(b)
Series B, Refunding, (SIFMA Municipal Swap Index Yield + 0.700%)	0.810%	12/1/23	13,500,000	13,573,440	(b)
Series B-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.980%)	1.090%	12/1/21	5,300,000	5,317,437	(b)
Philadelphia, PA, Gas Works Co., 1998 General Ordinance, Refunding	5.000%	10/1/21	1,000,000	1,037,330

Total Pennsylvania				56,835,452

See Notes to Schedule of Investments.

10	Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - 5.8%
Patriots Energy Group Financing Agency Gas Supply Revenue, Series A, LIQ - Royal Bank of Canada	4.000%	2/1/24	$20,010,000	$22,088,438	(a)(b)
South Carolina State Transportation Infrastructure Bank, Series B, Reoffering Revenue, Refunding	0.549%	10/1/22	26,725,000	26,600,729	(a)(b)

Total South Carolina				48,689,167

Tennessee - 1.8%
Tennessee State Energy Acquisition Corp., Gas Revenue, Project, Series A	4.000%	5/1/23	4,885,000	5,265,835	(a)(b)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	8,380,000	9,621,245	(a)(b)

Total Tennessee				14,887,080

Texas - 6.9%
Dallas-Fort Worth, TX, International Airport Revenue, Series D	5.250%	11/1/23	2,250,000	2,348,370
DeSoto, TX, ISD, GO, Refunding, PSF - GTD	0.000%	8/15/26	2,750,000	2,639,367
Fort Bend, TX, ISD, GO, Series B, PSF - GTD	0.875%	8/1/25	1,000,000	1,012,940	(a)(b)
Grapevine-Colleyville, TX, ISD, GO, PSF - GTD	5.000%	8/15/28	2,000,000	2,422,560
Harlandale, TX, ISD, GO, Refunding, PSF - GTD	0.750%	8/15/25	2,900,000	2,900,406	(a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Hospital, Memorial Hermann Health System, Refunding, (SIFMA Municipal Swap Index Yield + 0.830%)	0.940%	6/1/21	3,710,000	3,716,084	(b)
Houston, TX, Combined Utility System Revenue, First Lien, Series C, Refunding	0.465%	8/1/21	6,170,000	6,168,889	(a)(b)
Katy, TX, ISD, GO, Series C, Refunding, PSF - GTD	0.374%	8/16/21	1,050,000	1,048,541	(a)(b)
Matagorda County, TX, Navigation District No. 1, PCR, Central Power & Light, Refunding	0.900%	9/1/23	1,750,000	1,751,470	(a)(b)(c)
North Texas, TX, Tollway Authority Revenue, Series A, Refunding	5.000%	1/1/27	4,785,000	5,419,539
Northside, TX, ISD, GO, Refunding, PSF - GTD	1.600%	8/1/24	2,315,000	2,404,035	(a)(b)
Pasadena, TX, ISD, GO, Series B, PSF - GTD	1.500%	8/15/24	4,775,000	4,950,195	(a)(b)
San Antonio, TX, Electric and Gas Revenue:
Junior Lien	2.750%	12/1/22	2,500,000	2,612,200	(a)(b)
Junior Lien	1.750%	12/1/25	4,100,000	4,319,350	(a)(b)
San Antonio, TX, Water System Revenue, Junior Lien	2.625%	5/1/24	6,415,000	6,860,714	(a)(b)
Sherman, TX, ISD, GO, Series B, PSF - GTD	2.000%	8/1/23	4,000,000	4,168,720	(a)(b)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report	11

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Texas State:
Municipal Gas Acquisition and Supply Corp., Series B	0.868%	12/15/26	$3,110,000	$3,096,565	(b)
Tax and Revenue Anticipation Notes, Series 2020	4.000%	8/26/21	150,000	154,214

Total Texas				57,994,159

Virginia - 0.9%
Halifax County, VA, IDA Revenue, Virginia Electric and Power Company Project, Series A	0.450%	4/1/22	1,000,000	999,870	(a)(b)
Henry County, VA, IDA, Grant Revenue Anticipation Notes, Series B	2.000%	11/1/23	1,000,000	1,013,630
Louisa, VA, IDA, PCR, Series A, Refunding	1.900%	6/1/23	1,000,000	1,037,500	(a)(b)
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue, Virginia Electric & Power Co., Series 2009 A	0.750%	9/2/25	2,500,000	2,520,175	(a)(b)
York County, VA, PCR, Virginia Electric & Power, EDA, Series A, Refunding	1.900%	6/1/23	2,000,000	2,073,760	(a)(b)

Total Virginia				7,644,935

Washington - 2.0%
Port of Seattle, WA, Special Facility Revenue:
Intermediate Lien, Series D	5.000%	5/1/24	3,500,000	3,995,705	(c)
Refunding	5.000%	6/1/23	1,085,000	1,199,663	(c)
Seattle, WA, Municipal Light & Power Revenue:
Series C-2, (SIFMA Municipal Swap Index Yield + 0.490%)	0.600%	11/1/23	3,360,000	3,371,021	(a)(b)
SIFMA Index, Series C-1, Refunding, (SIFMA Municipal Swap Index Yield + 0.490%)	0.600%	11/1/23	3,000,000	3,009,840	(a)(b)
Washington State Health Care Facilities Authority Revenue, Fred Hutchinson Cancer Research Centre, Refunding, (0.670 x 1 mo. USD LIBOR + 1.100%)	1.196%	7/1/22	5,000,000	5,020,150	(a)(b)

Total Washington				16,596,379

West Virginia - 0.6%
Harrison County, WV, Solid Waste Disposal Revenue, Monongahela Power, Series A, Refunding	3.000%	10/15/21	5,250,000	5,334,578	(a)(b)(c)

Wisconsin - 1.2%
Public Finance Authority, WI, Solid Waste Disposal Revenue, Waste Management Inc. Project, Refunding	2.000%	6/1/21	9,845,000	9,909,879	(a)(b)(c)

TOTAL MUNICIPAL BONDS (Cost - $799,047,239)				816,532,142

See Notes to Schedule of Investments.

12	Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - 0.7%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A1	1.600%	8/15/51	$3,746,548	$3,806,418	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, M012 A1A2	1.600%	8/15/51	2,247,929	2,283,851	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $5,994,477)				6,090,269

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $805,041,716)				822,622,411

SHORT-TERM INVESTMENTS - 2.1%
MUNICIPAL BONDS - 2.1%
Arizona - 0.1%
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, Series B, SPA - Northern Trust Company	0.070%	11/15/52	400,000	400,000	(i)(j)

California - 0.0%††
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.080%	11/1/35	100,000	100,000	(i)(j)

Idaho - 0.1%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	0.090%	3/1/48	900,000	900,000	(i)(j)

Indiana - 0.0%††
Indiana State Finance Authority Hospital Revenue, Parkview Health System Obligated Group, Series D, LOC - Wells Fargo Bank N.A.	0.080%	11/1/39	300,000	300,000	(i)(j)

Missouri - 0.0%††
Missouri State HEFA Revenue, St. Louis University, Series B, LOC - U.S. Bank N.A.	0.090%	10/1/24	300,000	300,000	(i)(j)

New Jersey - 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue, Meridian Health System Obligated Group Issue, Series A, LOC - TD Bank N.A.	0.100%	7/1/33	700,000	700,000	(i)(j)

New York - 0.7%
MTA, NY, Transportation Revenue:
Subseries D-2, LOC - Landesbank Hessen-Thueringen	0.120%	11/1/35	490,000	490,000	(i)(j)
Subseries G-2, Refunding, LOC - TD Bank N.A.	0.100%	11/1/32	400,000	400,000	(i)(j)
New York City, NY, GO:
Subseries E-5, LOC - TD Bank N.A.	0.090%	3/1/48	100,000	100,000	(i)(j)

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report	13

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Subseries G-6, LOC - Mizuho Bank Ltd.	0.100%	4/1/42	$100,000	$100,000	(i)(j)
Subseries G-7, LOC - Bank of Tokyo- Mitsubishi UFJ	0.100%	4/1/42	1,920,000	1,920,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.080%	6/15/33	100,000	100,000	(i)(j)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	0.100%	6/15/48	190,000	190,000	(i)(j)
Second General Resolution Fiscal 2016, Series AA-2, Refunding, SPA - PNC Bank N.A.	0.130%	6/15/48	100,000	100,000	(i)(j)
New York State Dormitory Authority Revenue, City University, Series D, LOC - TD Bank N.A.	0.100%	7/1/31	200,000	200,000	(i)(j)
New York State HFA Revenue:
42nd & 10th Housing, Series A, LIQ - FHLMC	0.140%	11/1/41	900,000	900,000	(c)(i)(j)
363 West 30th Street, Series A, LIQ - FHLMC, LOC - FHLMC	0.110%	11/1/32	200,000	200,000	(c)(i)(j)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series C, Refunding, LOC - State Street Bank & Trust Co.	0.090%	1/1/32	1,000,000	1,000,000	(i)(j)

Total New York				5,700,000

Oregon - 0.6%
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	0.080%	8/1/34	4,700,000	4,700,000	(i)(j)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	0.090%	8/1/34	400,000	400,000	(i)(j)

Total Oregon				5,100,000

Pennsylvania - 0.3%
Lancaster County, PA, Hospital Authority Revenue, Series D, Refunding, LOC - JPMorgan Chase & Co.	0.100%	7/1/34	1,870,000	1,870,000	(i)(j)
Philadelphia, PA, Authority for IDR, Gift of Life
Donor Program Project, LOC - TD Bank N.A.	0.100%	12/1/34	200,000	200,000	(i)(j)

Total Pennsylvania				2,070,000

See Notes to Schedule of Investments.

14	Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 0.0%††
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, LOC - TD Bank N.A.	0.090%	11/15/50	$200,000	$200,000	(i)(j)

Utah - 0.2%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.100%	5/15/58	2,000,000	2,000,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $17,770,000)				17,770,000

TOTAL INVESTMENTS - 99.3% (Cost - $822,811,716)				840,392,411
Other Assets in Excess of Liabilities - 0.7%				5,925,656

TOTAL NET ASSETS - 100.0%				$846,318,067

††	Represents less than 0.1%.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities. (f) Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report	15

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2020

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BAN	— Bond Anticipation Notes
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

16	Western Asset Short Duration Municipal Income Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund value these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

17

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

18

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$816,532,142	—	$816,532,142
Collateralized Mortgage Obligations	—	6,090,269	—	6,090,269

Total Long-Term Investments	—	822,622,411	—	822,622,411

Short-Term Investments†	—	17,770,000	—	17,770,000

Total Investments	—	$840,392,411	—	$840,392,411

†	See Schedule of Investments for additional detailed categorizations.

19